Additional Information-Financial Statement Schedule I - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 62,042	$ 79,085	$ 130,697	$ 201,557
Prepaid expenses and other current assets	8,964	4,032
Total current assets	132,541	142,139
Deferred tax assets non-current	785	939
Total assets	139,111	148,806
Current liabilities:
Accrued expenses and other current liabilities	17,652	13,134
Deferred revenue-current	4,572	6,542
Dividend payable		57	76,999
Total current liabilities	31,967	32,753
Total Liabilities	37,084	37,834
Equity:
Ordinary shares	30	30
Additional paid-in capital	35,639	32,037
Retained earnings	22,307	31,122
Accumulated other comprehensive income	25,509	28,940
Total China Digital TV Holding Co., Ltd. shareholders' equity	101,462	110,036
TOTAL LIABILITIES AND EQUITY	139,111	148,806
CDTV Holding
Current assets:
Cash and cash equivalents	2,482	4,154	4,918	7,132
Accounts due from subsidiaries and VIE-current	1,821	495
Dividend receivable	6,001	6,001
Prepaid expenses and other current assets	17	30
Total current assets	10,321	10,680
Accounts due from subsidiaries and VIE-non-current	1,090	1,090
Investment in subsidiaries and VIE	91,449	99,212
Deferred tax assets non-current	138	138
Total assets	102,998	111,120
Current liabilities:
Accrued expenses and other current liabilities	902	163
Deferred revenue-current	634	864
Dividend payable		57
Total current liabilities	1,536	1,084
Total Liabilities	1,536	1,084
Equity:
Ordinary shares	30	30
Additional paid-in capital	35,639	32,037
Retained earnings	40,284	49,029
Accumulated other comprehensive income	25,509	28,940
Total China Digital TV Holding Co., Ltd. shareholders' equity	101,462	110,036
TOTAL LIABILITIES AND EQUITY	$ 102,998	$ 111,120